Expense Example, No Redemption (Vanguard Growth and Income Fund Retail)	Vanguard Growth and Income Fund Vanguard Growth and Income Fund - Investor Shares 10/1/2013 - 9/30/2014 USD ($)	Vanguard Growth and Income Fund Vanguard Growth and Income Fund - Admiral Shares 10/1/2013 - 9/30/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	38	27
3 YEAR	119	84
5 YEAR	208	146
10 YEAR	468	331